Quarterly Unaudited Financial Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 4,226	$ 3,683	$ 3,857	$ 3,685	$ 3,744	$ 3,239	$ 3,136	$ 2,975	$ 15,451	$ 13,094	$ 10,842
Net income	$ 584	$ 436	$ 526	$ 511	$ 620	$ 380	$ 411	$ 384	$ 2,057	$ 1,795	$ 1,401
Net income per share - basic (in usd per share)	$ 0.50	$ 0.37	$ 0.44	$ 0.43	$ 0.52	$ 0.32	$ 0.34	$ 0.32	$ 1.74	$ 1.49	$ 1.16
Net income per share - diluted (in usd per share)	$ 0.49	$ 0.36	$ 0.44	$ 0.42	$ 0.50	$ 0.31	$ 0.34	$ 0.32	$ 1.71	$ 1.47	$ 1.15
Weighted average shares:
Basic (in shares)	1,177	1,181	1,187	1,192	1,203	1,202	1,202	1,203	1,184	1,203	1,210
Diluted (in shares)	1,196	1,199	1,202	1,217	1,228	1,223	1,215	1,216	1,203	1,221	1,218